RELATED PARTIES - Founder Shares (Details)			3 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2021 shares	Jun. 17, 2021 USD ($) shares	Mar. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 03, 2021 $ / shares	Aug. 07, 2021 shares
RELATED PARTIES
Aggregate purchase price | $				$ 25,000
Issued price per share | $ / shares							$ 10.00
Share-based compensation | $				569,868
Sponsor | Class B ordinary shares
RELATED PARTIES
Number of shares issued			30,000		30,000
Aggregate purchase price | $			$ 150		$ 150
Issued price per share | $ / shares			$ 0.005		$ 0.005
Share-based compensation | $				$ 569,868		$ 569,868
Founder shares
RELATED PARTIES
Shares subject to forfeiture			0		0
Founder shares | Sponsor | Class B ordinary shares
RELATED PARTIES
Number of shares issued		5,750,000
Aggregate purchase price | $		$ 25,000
Number of shares surrendered and forfeited								718,750
Aggregate number of shares owned	5,750,000							5,031,250
Shares subject to forfeiture	750,000
Restrictions on transfer period of time after business combination completion			1 year		1 year
Stock converted basis, percentage	20
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days		150 days